RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Beijing Kewen Cambridge Book Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Kewen Cambridge Book Co., Ltd. [Member] CNY	Dec. 31, 2006 Beijing Kewen Cambridge Book Co., Ltd. [Member]	Dec. 31, 2013 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2012 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2011 Beijing Kewen Guolue Information Technology Co., Ltd. [Member] CNY	Dec. 31, 2006 Beijing Kewen Guolue Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Fulfillment, service fees payable to related parties			9,625	9,625			3,716	3,716				5,909	5,909
Commission percentage paid to related party on service agreement									3.00%					3.00%
Due from related parties:	445	2,691	320		445	2,691	320
Due to related parties:	$ 526	3,182	2,333		$ 370	2,238	2,333			$ 156	944